Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Joint Ventures

	2017	2016
	RMB million	RMB million
Unlisted investments, cost	369	352
Share of net assets	188	172

	557	524

Summary of Movements in Investments in Joint Ventures

The movements in investments in joint ventures were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	524	518
Additions	17	—
Share of results	49	39
Dividend received during the year	(33)	(33)

At 31 December	557	524

Summary of Principal Joint Ventures

Particulars of the principal joint ventures, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Paid-up capital				Attributable equity interest		Principal activities
		2017		2016		2017	2016
		Million		Million
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”) (note)	PRC/Mainland China 28 September 2004	USD	73	USD	73	51%	51%	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	PRC/Mainland China 28 December 1995	USD	2	USD	2	40%	40%	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	PRC/Mainland China 21 May 1999	RMB	10	RMB	10	41%	41%	Provision of computer systems development and maintenance services
CAE Melbourne Flight Training Pty Ltd. (“CAE Melbourne”)	Australia 9 March 2007	AUD	11	AUD	11	50%	50%	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	PRC/Mainland China 9 April 2003	RMB	30	RMB	30	50%	50%	Provision of equipment maintenance services
Xi’an CEA SAFRAN Landing Systems Services Co., Ltd. (“XIESA”)	PRC/Mainland China 12 July 2017	USD	40		—	50%	—	Provision of aircraft, engine and other related components maintenance services

Summary of Aggregate Financial Information of Joint Ventures

The following table illustrates the aggregate financial information of the Group’s joint ventures that were not individually material:

	2017	2016
	RMB million	RMB million
Share of the joint ventures’ profit for the year	49	39
Share of the joint ventures’ total comprehensive income	49	39
Aggregate carrying amount of the Group’s interests in the joint ventures	557	524